KHAN GROWTH FUND
                                  ----------------
                               A Series of Khan Funds



                         Semi-Annual Report to Shareholders
                                As of June 30th, 2002
















            (888) 311- KHAN                             www.khanfunds.com

    INVESTMENT ADVISOR                         CUSTODIAN
    Khan Investment Inc                        Firstar Corporation
    714 FM 1960 West #201                      425 Walnut St., M.L. 6118
    Houston, Texas 77090                       Cincinnati, Ohio 45202

    TRANSFER AGENT                             AUDITORS
    Mutual Shareholder Services                Tait, Weller & Baker
    8869 Brecksville Rd. #C                    8 Penn Center Plaza #800
    Brecksville, OH 44141                      Philadelphia, Pennsylvania 19103

Dear Fellow Shareholders,

     In the six months ended June 30th 2002, the Khan Growth Fund lost 14.03% compared with a loss of 13% for the S&P 500. We are disappointed any time we do not beat the index, though the fund returns are net of investment expenses while an index return is not. As a managed investment fund, we strive to outperform the index with an array of quality holdings that we feel will appreciate over time irregardless to short-term market conditions. We urge you to browse the companies that are the framework of your mutual fund; quality is our goal here at Khan Funds. We don't see ourselves as simply a temporary retainer of a paper certificate that squirms on a daily basis. We are owners of a company and analyze each one as we would a property or small, self-owned business. We strive to understand how a company and its management will show its resolve in creating shareholder value irregardless to short-term market fluctuations.
     Corporate reform was a lingering focus throughout the first six months of 2002 in light of the Enron, Anderson, and the World-com debacles. There is no place in the U.S. Capital Markets for corrupt, immoral executives that manipulate earnings to hide their shortcomings or increase their personal gains. They should be treated as a bank robber or other thief would be, and should not be immune to justice based on corporate protection. I feel the administration has been moving in the right direction with the public arrests of such individuals. The avaricious nature of these few executives truly discredits a majority of corporate America which exhibits honor and morality. Though we usually shun government intervention in the economy, corporate reform to increase the personal liability of executives for criminal activities is a step in the right direction. The economy though, has already adjusted for corporate scandals profoundly by demolishing the stock prices of companies that even have an inquiry into their accounting or accusations of insider trading by executives. Today, the financial punishment for earnings manipulation far outweighs any possible gains from doing so thereby solving the problem before corporate governance even did so. There has been good that has come out of this situation in that companies will reflect on the harsh lessons of those who operate outside of the law, thereby deterring future accounting manipulations.

     We maintain our focus on the long-term integrity and efficiency of such companies as Citigroup, Washington Mutual, Merck, Pfizer and Berkshire Hathaway. Some years will be exceptional and others will make us cringe, but the long-term perseverance of our diverse portfolio of holdings are unquestioned and the current market situation leaves us delighted with the possibility of creating strong gains for our fellow shareholders.

PORTFOLIO COMPOSITION
As of June 30th of 2001, the Fund had 5 % of its net assets in short term investments, the remaining in diversified common stocks, with an emphasis on the financial, healthcare, insurance and retail sectors. Though our primary focus leans towards an investment in equities, a small percentage of assets are kept liquid in order to take advantage of possible market inefficiencies or opportunities.

INVESTMENT STRATEGY
The holdings of the Fund are concentrated in the common stock of companies with a market capitalization over five billion dollars, which we believe provides value based on consistent growth in cash flow. We will continue to conduct extensive analysis of the underlying fundamentals of the company while analyzing industry changes to root out future supply and demand factors. Finally, variable factors such as management innovation, consumer trends, industry and sector dominance, and projection models are used to establish the continued investment worthiness of Khan Growth Fund holdings.

Here at Khan Funds, our most important asset is you, our shareholders. Through our mutual trust and dependence, we strive for conviction from both ourselves and from you in our investment philosophy. We look forward to what lies ahead in our financial futures and together strive for excellence. The management of the Khan Growth Fund will continue to invest in the Fund to understand and live with the emotions caused by fluctuation in the market. We believe that our investment strategy limits market speculation and sensitivity. Furthermore, consistency is a goal we strive for as we navigate into the future.

Sincerely,

/s/S.D. Khan, M.D.                          /s/Faisal D. Khan
S. D. Khan, M.D.                            Faisal D. Khan
Portfolio Manager                           Portfolio Manager

The outlook and opinion expressed above represent the view of the investment advisor as of August 20, 2002, and are subject to change as market and economic events unfold.

Khan Growth Fund vs. Benchmark index
The chart below compares your Fund to a benchmark index. It is intended to give you a general idea how your Fund performed compared to the stock market during the year ended 06/30/02. It is important to understand the difference between your Fund and an index. Your Fund's total return includes Fund expenses and management fees. An index reflects the investment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


Comparative Investment Returns                  Six Months Ended June 30, 2002
    Initial investment $10,000.
   * Past performance is no guarantee of future results.


                                          2002 Return           Avg. Annual
INVESTMENT          Dollar Return**     (Till June 30th)      Rate of Return**
--------------------------------------------------------------------------------
Khan Growth Fund        $ 6,280              -14.03 %             -8.92 %
S&P 500 Index          $ 10,907              -13 %                 1.76 %


                                [OBJECT OMITTED]


**Since Date of Inception (7/9/97)

     The Standard & Poor's 500 Stock Index is a capitalization-weighed index of 500 stocks that attempts to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.



Medical-Drugs           15.25%          Washington Mutual               4.77%
Insurance                8.80%          Pfizer Corporation              4.50%
Retail                   8.12%          Johnson & Johnson               4.03%
Banks-Money Center       4.86%          Citigroup                       3.99%
Finance-Savings & Loan   4.77%          Merck and Co.                   3.91%
Banks-Regional           4.34%          MBNA America                    3.74%
Electronic Equipment     3.79%          Phillip Morris                  3.60%
Tobacco                  3.60%          H&R Block                       3.56%
Personal Services        3.56%          Berkshire Hathaway Cl A         3.44%
Finance Mortgage
  Services               3.41%          Walgreens                       3.38%

                                  (Unaudited)

The following is a complete listing of all officers and directors of Khan Funds. It includes background and biography information for the benefit of the shareholders Of the Fund.



   Name, Address      Position(s)     Term of Office            Principal           Number of       Other
      And Age          Held with       And Length of            Occupation         Portfolios   Directorships
                          Fund          Time Served          Past Five Years        Overseen       Held by
                                                                                                   Director
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
S.D. Khan MD*                                            President and
Birth Year 1943       Trustee,      Since September      Controlling shareholder   1            1
14022 Champions       President     1st of 1996          of Khan Funds.                         Director of
Hamlet                of the                             President and                          Caring
Houston, Tx           Trust,                             shareholder of Khan                    Physicians
                      Chairman of                        Investment, the                        Network
                      the Board                          investment advisor for
                      of Trustees                        the Fund.  He is also a
                      Practicing physician
                      and CEO of Caring
                      Physicians Network, a
                      Houston PPO
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
Shahwar Khan*
Birth Year 1949       Trustee       Since September      Analyst with Khan         1            0
14022 Champions                     1st of 1996          Investment
Hamlet
Houston, Tx
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
Faisal D Khan*                                           Vice President of Khan
Birth Year 1976       Trustee,      Secretary Since      Investment, the advisor   1            1,
14022 Champions       Secretary     September 18th of    to Khan Funds,                         Director of
Hamlet                              1998 and Trustee     CFO of Caring                          Caring
Houston, Tx                         Since May 17th of    Physicians Network, a                  Physicians
                                    2000                 Houston PPO                            Network
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
Charles Moore
Birth Year 1935       Trustee       Since September      General Manager at        1            0
2504 Sand Shore                     1st of 1996          Landmark Chevrolet in
Conroe, Tx 77304                                         Houston, Texas

--------------------- ------------- -------------------- ------------------------- ------------ ---------------
--------------------- ------------- -------------------- ------------------------- ------------ ---------------
Edward Shubert MD**
Birth Year 1942       Trustee       Since April 23rd     Private Physician         1            0
17115 Red Oak 21                    of 1999              Practice in
Houston, Tx 77090                                        Ophthalmology



*    "Interested"  Trustee as that term is  defined by the 1940 Act,  because of
     his  positions  with  and  financial   interest  in  Khan  Funds  and  Khan
     Investment.

** "Affiliated" Trustee as that term is defined in the 1940 Act, because he has a shareholder interest in the Khan Growth Fund.

The Statement of Additional information includes additional information about Fund directors and is available without charge, upon request, by calling Khan Funds at 1-888-311-KHAN.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                         Value
------           --------------------                         -----
 Common Stock   (93.62%)

 Automotive  (0.49%)
             600 Ford Motor Co.                             $ 9,600
                                                            -------

 Banks-Money Center  (4.86%)
           2,000 Citigroup, Inc.                             77,500
             500 J.P. Morgan Chase & Co.                     16,960
                                                             ------
                                                             94,460
                                                             ------
 Banks-Regional  (4.34%)
             500 U.S. Bancorp                                11,675
           2,200 MBNA Corp.                                  72,754
                                                             ------
                                                             84,429
                                                             ------
 Beverages-Alcoholic/Soft Drink  (0.98%)
             400 Pepsico, Inc.                               19,280
                                                             ------

 Computer Services  (0.92%)
           1,000 IMS Health, Inc.                            17,950
                                                             ------

 Computer Software  (1.11%)
             400 Microsoft Corp. *                           21,648
                                                             ------

 Computer-Local Network  (1.31%)
           1,820 Cisco Systems, Inc.*                        25,389
                                                             ------

 Diversified Operation  (1.18%)
           1,700 Tyco International Ltd.                     22,967
                                                             ------

 Electronic Equipment  (3.79%)
             300 Emerson Electric Co.                        16,053
           1,500 General Electric Co.                        43,575
             400 Honeywell, Inc.                             14,092
                                                             ------
                                                             73,720
                                                             ------
 Electronic Semiconductors  (0.98%)

           1,000 Applied Materials, Inc. *                   19,020
                                                             ------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                         Value
------           --------------------                         -----
 Finance-Investment Brokers  (0.89%)
             400 Morgan Stanley Dean Witter                  17,232
                                                             ------

 Finance-Mortgage Services  (3.41%)
             300 Federal Home Loan Mortgage Corp.            18,360
             650 Federal National Mortgage Association       47,938
                                                             ------
                                                             66,298
                                                             ------
 Finance-Savings & Loan  (4.77%)
           2,500 Washington Mutual                           92,775
                                                             ------

 Financial Services (2.45%)
             800 American Express Co.                        29,056
             500 First Data Corp.                            18,600
                                                             ------
                                                             47,656
                                                             ------
 Food Processing  (2.13%)
           1,000 Kraft Foods, Inc.                           40,950
              12 The J.M. Smucker Co. *                         410
                                                                ---
                                                             41,360
                                                             ------
 Insurance  (8.80%)
             805 American International Group, Inc.          54,925
               1 Berkshire Hathaway Class A *                66,800
             300 Marsh & McLennan Cos., Inc.                 28,980
             300 MGIC Investment Corp.                       20,340
                                                             ------
                                                            171,045
                                                            -------
 Internet  (0.45%)
             600 America Online *                             8,826
                                                              -----

 Medical Instruments/Products  (1.54%)
             700 Medtonic, Inc.                              29,995
                                                             ------

 Medical-Biomedical/Genetics  (0.65%)
             300 Amgen, Inc. *                               12,564
                                                             ------

 Medical-Drugs  (15.25%)
             300 Abbott Laboratories                         11,295
           1,500 Johnson & Johnson                           78,390


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                         Value
------           --------------------                         -----

             550 Lilly, Eli & Co.                            31,020
           1,500 Merck & Co., Inc.                           75,960
           2,500 Pfizer, Inc.                                87,500
             500 Schering-Plough Corp.                       12,300
                                                             ------
                                                            296,465
                                                            -------

 Medical-Outpatient/Home Care  (3.38%)
           1,700 Walgreen Company                            65,671
                                                             ------

 Oil & Gas-International Integrated  (4.84%)
             600 Chevron Texaco                              53,100
           1,000 Exxon Mobil                                 40,920
                                                             ------
                                                             94,020
                                                             ------
 Personal & Household Products  (2.19%)
             500 Colgate-Palmolive Co.                       25,025
             500 Estee Lauder                                17,600
                                                             ------
                                                             42,625
                                                             ------
 Personal Services  (3.56%)
           1,500 H&R Block, Inc.                             69,225
                                                             ------

 Printing & Publishing  (1.51%)
             300 McGraw-Hill Companies, Inc.                 17,910
             500 News Corparation Limited ADR                11,465
                                                             ------
                                                             29,375
                                                             ------
 Retail (8.12%)
           1,000 Gap, Inc.                                   14,200
             300 Home Depot, Inc.                            11,019
             500 McDonalds Corp.                             14,225
             400 Kohl's Corporation *                        28,032
           2,000 Kroger Co. *                                39,800
             600 Tricon Global Rest *                        17,550
             600 Wal-Mart Stores, Inc.                       33,006
                                                             ------
                                                            157,832
                                                            -------
 Soap & Cleaning Preperations  (2.76%)
             600 Proctor & Gamble Co.                        53,580
                                                             ------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                         Value
------           --------------------                         -----


 Software & Programming  (0.29%)
             400 Siebel Systems, Inc. *                       5,688
                                                              -----

 Telecommunication Services  (0.62%)
             300 Verizon Communications                      12,045
                                                             ------

 Tobacco  (3.59%)
           1,600 Phillip Morris Companies, Inc.              69,888
                                                             ------

 Transport-Air Freight  (0.68%)
             250 Fedex Corp.                                 13,350
                                                             ------

 Trucking  (0.94%)
             300 United Parcel Service                       18,525
                                                             ------

 Utility-Telephone  (0.77%)
             500 SBC Communications                          15,250
                                                             ------


 TOTAL COMMON STOCKS  (Cost  $2,028,970)                  1,819,753
                                                          ---------

Money Market Funds -  4.99%
          97,082 First America Treasury                      97,082
                                                             ------


TOTAL CASH EQUIVALENTS  (Cost 97,082)                        97,082
                                                             ------

TOTAL INVESTMENTS -  98.62%                               1,916,835
          (Cost  $2,126,052)

OTHER ASSETS LESS LIABILITIES -  1.38%                       26,862
                                                             ------

NET ASSETS -  100.00%                                   $ 1,943,697
                                                        ===========

 * Non Income Producing Securities
 + American Depository Receipts


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
STATEMENT OF ASSETS & LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------



                                                              Khan
                                                             Growth
                                                              Fund
                                                              ----
Assets:
     Investment Securities at Market Value              $ 1,916,835
          (Cost  $2,126,052)
     Cash                                                     4,876
     Dividends and Interest Receivable                        2,599
     Receivable from Advisor                                 12,264
     Receivable from Securities Sold                         36,792
     Deferred Organizational Expense                            428
                                                                ---
               Total Assets                               1,973,794
                                                          ---------
Liabilities:
     Accrued Expenses                                        11,190
     Payable for Securities Purchased                        18,907
                                                             ------
               Total Liabilities                             30,097
                                                             ------
Net Assets                                              $ 1,943,697
                                                        ===========

Net Assets Consist of:
     Paid-In Capital                                    $ 4,441,887
     Accumulated Net Investment Income                       (6,462)
     Accumulated Realized
Loss on Investments - Net                                (2,282,511)
     Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net              (209,217)
                                                           ---------
Net Assets                                              $ 1,943,697
                                                        ===========

Shares of Beneficial Interest, No Par Value                 811,857
Per Share Net Asset Value, Offering and Redemption Price     $ 2.39

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                              Khan
                                                             Growth
                                                              Fund
                                                              ----
Investment Income:
     Dividends                                             $ 14,440
     Interest                                                   454
                                                                ---
          Total Investment Income                            14,894
                                                             ------
Expenses:
    Investment Advisory                                       8,009
    Transfer Agent / Fund Accounting                          6,269
    Organization                                              3,550
    Audit                                                     2,893
    Legal                                                     2,893
    Administration Fees                                       2,670
    Other                                                     2,411
    Registration Fees                                         2,411
    Custodian Fees                                            1,544
    Trustee Fees                                                352
                                                                ---
Total Expenses                                               33,002
     Fees reimbursed (Note 4)                               (11,646)
                                                            --------
Net Expenses                                                 21,356
                                                             ------

Net Investment Loss                                          (6,462)
                                                             -------

Realized and Unrealized (Loss) on Investments:
     Realized Loss on Investments                          (414,678)
     Change in Unrealized Deppreciation on Investments      106,367
                                                            -------
Net Realized and Unrealized Loss on Investments            (308,311)
                                                           ---------

Net Decrease in Net Assets from Operations               $ (314,773)
                                                         ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------



                                                  Six Months      Year ending
                                                June 30, 2002    Dec. 31, 2001
                                                -------------    -------------
FROM OPERATIONS:
     Net Investment Loss                          $ (6,462)       $ (29,915)
     Net Realized Loss on Investments             (414,678)      (1,772,781)
     Net Unrealized Appreciation (Depreciation)    106,367          420,392
                                                   -------          -------
     Decrease in Net Assets from Operations       (314,773)      (1,382,304)
From Distributions to Shareholders:
     Net Realized Gain from Security Transactions        0         (548,257)
                                                        --         ---------
     Net Decrease in Net Assets from Distributions       0         (548,257)
From Capital Share Transactions:
     Proceeds From Sale of Shares                   12,000          122,872
     Shares Issued on Reinvestment of Dividends          0          547,220
     Cost of Shares Redeemed                       (32,484)        (224,425)
                                                   --------        ---------
Net Decrease in Net Assets from Shareholder
  Activity                                         (20,484)         445,667
                                                   --------         -------

NET ASSETS:
Net Decrease in Net Assets                        (335,257)      (1,484,894)
Net Assets at Beginning of Period                2,278,954        3,763,848
                                                 ---------        ---------
Net Assets at End of Period                    $ 1,943,697      $ 2,278,954
                                               ===========      ===========

SHARE TRANSACTIONS:
     Issued                                          4,467           31,087
     Reinvested                                          0          195,436
     Redeemed                                      (11,838)         (59,177)
                                                   --------         --------
Net Decrease in Shares                              (7,370)         167,346
Shares Outstanding at Beginning of Period          819,227          651,881
                                                   -------          -------
Shares Outstanding at End of Period                811,857          819,227
                                                   =======          =======


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
FINANCIAL HIGHLIGHTS
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period

                            Six Months  Year       Year       Year       Year
                             ending    ending     ending     ending     ending
                           6/30/2002 12/31/2001 12/31/2000 12/31/1999 12/31/1998
                           --------- ---------- ---------- ---------- ----------

Net Asset Value at Beginning
  of Period                  $ 2.78    $ 5.77    $ 8.58     $ 6.86     $ 5.18
                             ------    ------    ------     ------     ------

Net Investment Loss           (0.01)    (0.04)    (0.12)     (0.07)     (0.02)
Net Gains or Losses on
  Securities (Realized and
  Unrealized)                 (0.38)    (2.07)    (2.65)      1.86       1.73
                              ------    ------    ------      -----      ----
     Total from Investment
       Operations             (0.39)    (2.11)    (2.77)      1.79       1.71
                              ------    ------    ------      ----       ----

Distributions from Net
  Investment Income             -         -         -          -          -
Distributions from Capital
  Gains                         -       (0.88)    (0.04)     (0.07)     (0.03)
                               --       ------    ------     ------     ------
     Total Distributions        -       (0.88)    (0.04)     (0.07)     (0.03)
                               --       ------    ------     ------     ------

Net Asset Value at  End of
  Period                     $ 2.39    $ 2.78    $ 5.77     $ 8.58     $ 6.86
                             ======    ======    ======     ======     ======

Total Return                 (14.03)%  (36.68)%  (32.32)%    26.06 %    33.21 %

Ratios/Supplemental Data:
Net Assets at End of Period
  (000's omitted)           $ 1,944   $ 2,279   $ 3,764    $ 4,460    $ 2,593
Ratio of Expenses to Average
  Net Assets
    After reimbursement/waiver
     of fees                   2.00%*    2.00 %    2.00 %     2.00 %     2.00 %
    Before reimbursement/waiver
     of fees                   3.1%*     3.23 %    2.26 %     3.12 %     5.38 %
Ratio of Net Investment Loss to
  Average Net Assets
    After reimbursement/waiver
     of fees                   (.61)%*  (1.10)%   (1.59)%    (1.06)%    (0.62)%
    Before reimbursement/waiver
     of fees                  (1.70)%*  (2.33)%   (1.85)%    (2.18)%    (4.00)%

Portfolio Turnover Rate**     58.35 %   89.37 %  133.49 %    44.48 %    31.21 %


*  Annualized


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KHAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

Note 1.  Organization

Khan Funds, (the "Trust") is a business trust under the laws of Delaware registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Declaration of Trust provides for the issuance of multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. As of June 30, 2002, the only series issued by the Trust is the Khan Growth Fund.

The Fund seeks long-term capital growth, consistent with the preservation of capital, by investing primarily in the common stock of large capitalization U.S. companies. Income is a secondary objective of the Fund. Khan Investment, Inc. serves as the Fund's investment advisor.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuations - A security listed or traded on an exchange is valued at the last sales price on the exchange where the security is principally traded. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value.

Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has approximately $1,659,000 in capital losses available to offset future gains that expire in 2009. The Fund also had net realized losses of approximately $209,000 during the period November 1, 2001 through December 31, 2001 which is treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2002. These "post-October" losses may be utilized in future years to offset realized capital gains prior to distributing such gains to shareholders.

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KHAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2002  (Unaudited)
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Deferred  Organization  Costs - The Fund has  incurred  expenses  of  $36,818 in connection with the organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced operations.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Note 2. Advisory Fees and Other Transactions with Affiliates

The Fund has an investment advisory agreement with Khan Investment, Inc. (the "Advisor"). Under the terms of the investment advisory agreement, the Advisor has responsibility for supervising all aspects of the operations of the Fund subject to the Trust's Board of Trustees (the "Trustees"). The Advisor has agreed to ensure that assets of the Fund are invested in accordance with the investment objectives and policies. For its services, the Advisor receives an annual management fee, payable monthly, and computed on the value of the net assets of the Fund as of the close of business each business day, at the annual rate of 0.75% of such net assets of the Fund. During the six months ending June 30, 2002, the Advisor was paid $8,009 for such services. The Advisor has waived the entire Advisory fee and has reimbursed the fund $3,637 for expenses over the 2% cap. Fee waivers and expense reimbursements are voluntary and may be terminated at anytime.

The Fund has an administrative services agreement (the "Agreement") with the Advisor. Under the terms of the Agreement, the Advisor provides all administrative services necessary for the Fund's operations and is responsible for the supervision of the Fund's other service providers. The Advisor also assumes all ordinary, recurring expenses necessary in carrying out the duties for the Fund, such as office space and facilities, and equipment and clerical personnel. The Advisor shall also pay all compensation of all Trustees, officers and employees of the Trust who are affiliated persons of the Advisor. For these services, the Advisor receives an annual fee, payable monthly, computed on the value of the net assets of the Fund as of the close of business each business day at an annual rate of 0.25% of 1% of such assets of the Fund. During the six months ending June 30, 2002, the Advisor was paid $2,670 for such services.

The Fund has a shareholder service plan whereby the Trust pays securities broker-dealers, retirement plan sponsors and administrators, and other securities professionals and/or beneficial owners of shares of the Fund, for expenses incurred in connection with non-distribution shareholder services provided by them to shareholders, provided that such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund. These expenses are limited to an annual rate of not more than 0.25% of the net assets of the Fund as of the close of business each business day. As of June 30, 2002, the Fund has not made any payments.

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KHAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2002  (Unaudited)
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Note 3. Trustees' Fees and Expenses

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of Khan Investment, Inc.

Note 4. Investment Securities

Purchases of securities and proceeds from sales of securities (other than short-term securities) during the six months ended June 30, 2002 were $ 611,799 and $ 728,599 respectively.


Note 5. Capital Stock

As of June 30, 2002, S. D. Khan and his family owned an aggregate 52.35 % of the outstanding shares of this Fund, which may be deemed to control the Fund.